Disclosure of information about key management personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements [Line Items]
Salaries	$ 160,869	$ 124,746	$ 137,458
Employee retention allowance	0	10,396	11,455
Compensation expense-share-based payments	0	22,309	55,176
Key management personnel compensation	$ 160,869	$ 157,451	$ 204,089